Non-current assets (Tables)	12 Months Ended
Dec. 31, 2023
Non-current assets [abstract]
Schedule of non-current assets
The detail of Non-current assets held for sale in the consolidated balance sheets is as follows:

EUR million
	2023	2022	2021
Tangible assets	2,991	3,435	4,089
Of which:
Foreclosed assets	2,773	3,101	3,651
Of which property assets in Spain	2,138	2,596	3,120
Other tangible assets held for sale	218	334	438
Other assets	23	18	—
Total	3,014	3,453	4,089